UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2006

Item 1. Reports to Stockholders

Fidelity Money Market Trust Retirement Government Money Market Portfolio

Semiannual Report February 28, 2006

Contents

Shareholder Expense	3	An example of shareholder expenses.
Example
Investment Changes	4	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	5	A complete list of the fund’s investments.
Financial Statements	7	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	11	Notes to the financial statements.
Board Approval of	14
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high quality, short term money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Refer ence Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2 2

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
			During Period*
	Beginning	Ending	September 1, 2005
	Account Value	Account Value	to February 28,
	September 1, 2005	February 28, 2006	2006
Actual	$1,000.00	$1,018.50	$2.10
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,022.71	$2.11

* Expenses are equal to the Fund’s annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

3 Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	2/28/06	8/31/05	2/28/05
0 – 30	84.8	85.5	70.5
31 – 90	5.5	13.6	21.0
91 – 180	4.1	0.0	8.5
181 – 397	5.6	0.9	0.0
Weighted Average Maturity
	2/28/06	8/31/05	2/28/05
Retirement Government
Money Market Portfolio	29 Days	15 Days	29 Days
All Taxable Money Market
Funds Average*	39 Days	36 Days	35 Days

*Source: iMoneyNet, Inc.

Semiannual Report 4

Investments February 28, 2006 (Unaudited)
Showing Percentage of Net Assets

Federal Agencies 28.2%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Fannie Mae – 14.6%
Agency Coupons – 12.9%
3/21/06	4.38% (a)	$ 185,000	$ 184,928
3/22/06	4.37 (a)	281,000	280,857
5/22/06	4.67 (a)	100,000	99,986
			565,771

Discount Notes – 1.7%
3/1/06	3.73	50,735	50,735
3/1/06	3.74	13,980	13,980
1/26/07	4.98	11,580	11,073
			75,788

			641,559
Federal Home Loan Bank – 4.6%
Agency Coupons – 4.6%
3/13/06	4.36 (a)	160,000	159,964
5/2/06	4.57 (a)	45,000	44,987
			204,951

Freddie Mac – 9.0%
Discount Notes – 9.0%
3/7/06	3.78	51,000	50,968
7/25/06	4.01	48,600	47,841
7/25/06	4.60	31,965	31,382
7/25/06	4.61	28,920	28,392
9/27/06	4.26	50,000	48,809
10/17/06	4.53	43,784	42,570
10/23/06	4.90	31,685	30,700
12/1/06	4.72	39,200	37,850
1/9/07	4.75	17,385	16,696
1/17/07	4.76	30,990	29,730
1/19/07	4.81	31,075	29,789
			394,727

TOTAL FEDERAL AGENCIES			1,241,237

U.S. Treasury Obligations 3.8%

U.S. Treasury Bills – 3.8%
5/18/06	4.50	50,000	49,518
5/25/06	4.51	45,000	44,527

See accompanying notes which are an integral part of the financial statements.

	5		Semiannual Report

Investments (Unaudited) continued

U.S. Treasury Obligations continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
U.S. Treasury Bills – continued
8/3/06	4.50%	$ 43,385	$ 42,563
8/3/06	4.53	31,160	30,566
TOTAL U.S. TREASURY OBLIGATIONS			167,174
Repurchase Agreements 67.7%
		Maturity
		Amount (000s)
In a joint trading account (Collateralized by U.S. Government
Obligations dated 2/28/06 due 3/1/06 At 4.5817%) (b)		$ 2,972,825	2,972,447

TOTAL INVESTMENT PORTFOLIO 99.7%
(Cost $4,380,858)			4,380,858

NET OTHER ASSETS – 0.3%			12,407
NET ASSETS 100%			$ 4,393,265

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.
(b) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value (000s)
Counterparty
$2,972,447,000 due
3/1/06 at 4.5817%

Bank of America,
National Association. .	$ 775,983
Barclays Capital Inc.	775,983
Credit Suisse First Boston
LLC	387,992
Greenwich Capital
Markets, Inc.	129,331

Repurchase Agreement/	Value (000s)
Counterparty
HSBC Securities (USA),
Inc.	$ 258,661
Morgan Stanley & Co.
Incorporated	614,320
Societe Generale, New
York Branch	30,177
$ 2,972,447

Income Tax Information

At August 31, 2005, the fund had a capital loss carryforward of approximately $599,000 of which $56,000, $105,000 and $438,000 will expire on August 31, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	February 28, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $2,972,447) See accompanying
schedule:
Unaffiliated issuers (cost $4,380,858)		$ 4,380,858
Receivable for fund shares sold		17,340
Interest receivable		6,063
Other receivables		87
Total assets		4,404,348

Liabilities
Payable for fund shares redeemed	$ 9,543
Distributions payable	2
Accrued management fee	1,531
Other affiliated payables	7
Total liabilities		11,083

Net Assets		$ 4,393,265
Net Assets consist of:
Paid in capital		$ 4,393,241
Undistributed net investment income		221
Accumulated undistributed net realized gain (loss) on
investments		(197)
Net Assets, for 4,393,464 shares outstanding		$ 4,393,265
Net Asset Value, offering price and redemption price per
share ($4,393,265 ÷ 4,393,464 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended February 28, 2006 (Unaudited)

Investment Income
Interest		$ 91,171

Expenses
Management fee	$ 9,391
Independent trustees’ compensation	9
Total expenses before reductions	9,400
Expense reductions	(432)	8,968

Net investment income		82,203
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		147
Net increase in net assets resulting from operations		$ 82,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Statement of Changes in Net Assets
		Six months ended	Year ended
		February 28, 2006	August 31,
Amounts in thousands		(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$ 82,203	$ 101,698
Net realized gain (loss)		147	(178)
Net increase in net assets resulting
from operations		82,350	101,520
Distributions to shareholders from net investment income	.	(82,212)	(101,687)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		1,076,634	2,404,245
Reinvestment of distributions		82,204	101,687
Cost of shares redeemed		(1,506,188)	(2,708,817)
Net increase (decrease) in net assets and shares
resulting from share transactions		(347,350)	(202,885)
Total increase (decrease) in net assets		(347,212)	(203,052)

Net Assets
Beginning of period		4,740,477	4,943,529
End of period (including undistributed net investment
income of $221 and undistributed net investment
income of $231, respectively)		$ 4,393,265	$ 4,740,477

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Financial Highlights

	Six months ended
	February 28, 2006	Years ended August 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	018	.021	.008	.010	.020	.052
Distributions from
net investment
income	(.018)	(.021)	(.008)	(.010)	(.020)	(.052)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.85%	2.17%	.77%	1.03%	2.01%	5.32%
Ratios to Average Net AssetsD
Expenses before
reductions	42%A	.42%	.42%	.42%	.42%	.42%
Expenses net of
fee waivers, if
any	42%A	.42%	.42%	.42%	.42%	.42%
Expenses net of
all reductions	40%A	.41%	.42%	.41%	.41%	.39%
Net investment
income	3.70%A	2.13%	.77%	1.03%	2.00%	5.15%
Supplemental Data
Net assets,
end of period
(in millions)	$ 4,393	$ 4,740	$ 4,944	$ 5,418	$ 5,295	$ 5,077

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Notes to Financial Statements

For the period ended February 28, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income.

Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

11 Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios) 1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$—
Cost for federal income tax purposes	$4,380,858

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

4. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee. During the period, these credits reduced the fund’s management fee by $432.

Semiannual Report

12

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

13 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Retirement Government Money Market Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

14

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

15 Semiannual Report

Investment Adviser
Fidelity Management &
Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research Company (Far East) Inc.)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

RGM-SANN-0406 428716.1.0 1.700932.108

Fidelity Money Market Trust Retirement Money Market Portfolio

Semiannual Report February 28, 2006

Contents

Shareholder Expense	3	An example of shareholder expenses.
Example
Investment Changes	4	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	5	A complete list of the fund’s investments.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	22	Notes to the financial statements.
Board Approval of	25
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high quality, short term money market securities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Refer ence Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2 2

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
			During Period*
	Beginning	Ending	September 1, 2005
	Account Value	Account Value	to February 28,
	September 1, 2005	February 28, 2006	2006
Actual	$1,000.00	$1,018.90	$2.10
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,022.71	$2.11

* Expenses are equal to the Fund’s annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

3 Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	2/28/06	8/31/05	2/28/05
0 – 30	68.4	74.3	63.0
31 – 90	21.9	19.7	31.4
91 – 180	5.1	2.0	5.6
181 – 397	4.6	4.0	0.0
Weighted Average Maturity
	2/28/06	8/31/05	2/28/05
Retirement Money Market Portfolio	41 Days	34 Days	31 Days
All Taxable Money Market Funds
Average*	39 Days	36 Days	35 Days

*Source: iMoneyNet, Inc.

Semiannual Report 4

Investments February 28, 2006 (Unaudited)
Showing Percentage of Net Assets

Corporate Bonds 0.7%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
AOL Time Warner, Inc.
4/15/06	4.20%	$ 10,295	$ 10,319
4/15/06	4.30	4,945	4,956
Continental Cablevision, Inc.
5/15/06	4.73	11,600	11,684
France Telecom SA
3/1/06	3.74	2,965	2,965
3/1/06	3.81	960	960
3/1/06	3.82	2,800	2,800
3/1/06	3.89	4,640	4,640
3/1/06	3.92	12,737	12,737
3/1/06	3.94	1,500	1,500
3/1/06	3.98	780	780
Morgan Stanley
4/15/06	4.05	10,000	10,024
PNC Funding Corp.
8/1/06	4.79	13,500	13,553
8/1/06	4.82	15,000	15,057
Sprint Capital Corp.
8/17/06	4.84	21,135	21,129
TOTAL CORPORATE BONDS			113,104

Certificates of Deposit 22.2%

Domestic Certificates Of Deposit – 0.4%
Countrywide Bank, Alexandria Virginia
5/15/06	4.76 (d)	42,000	41,998
Huntington National Bank, Columbus
3/23/06	4.31	15,000	15,000
			56,998
London Branch, Eurodollar, Foreign Banks – 8.6%
Banca Intesa Spa
3/31/06	4.56	155,000	155,000
Barclays Bank PLC
7/19/06	4.00	75,000	75,000
Calyon
7/17/06	4.00	75,000	75,000
7/18/06	4.00	75,000	75,000
2/12/07	5.00	70,000	70,000

See accompanying notes which are an integral part of the financial statements.

	5		Semiannual Report

Investments (Unaudited) continued

Certificates of Deposit continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
London Branch, Eurodollar, Foreign Banks – continued
Credit Agricole SA
7/18/06	4.00%	$ 75,000	$ 75,000
2/5/07	4.90	80,000	80,000
Credit Industriel et Commercial
4/20/06	3.95	150,000	150,000
1/16/07	4.81	160,000	160,000
1/25/07	4.81	158,000	158,000
2/6/07	4.97	80,000	80,000
Deutsche Bank AG
3/28/06	4.55	11,000	11,000
3/31/06	4.56	80,000	80,000
1/30/07	4.86	90,000	90,000
			1,334,000
New York Branch, Yankee Dollar, Foreign Banks – 13.2%
Barclays Bank PLC
5/10/06	4.80 (c)	415,000	414,998
BNP Paribas SA
8/30/06	4.25	22,710	22,710
Canadian Imperial Bank of Commerce
3/23/06	4.55 (d)	75,000	75,000
5/15/06	4.63 (d)	155,000	155,002
Credit Suisse First Boston New York Branch
3/20/06	4.55 (d)	90,000	90,000
3/27/06	4.49 (d)	140,000	140,000
4/19/06	4.57 (d)	100,000	100,000
DEPFA BANK PLC
3/30/06	4.56	80,000	80,000
Deutsche Bank AG
3/3/06	4.41 (d)	110,000	110,000
Dresdner Bank AG
3/13/06	4.58	5,000	5,000
Eurohypo AG
3/23/06	4.58	15,000	14,995
3/28/06	4.08	59,000	59,000
5/2/06	4.57 (a)	70,000	70,000
5/8/06	4.57 (a)	30,000	30,000
Mizuho Corporate Bank Ltd.
3/21/06	4.57	170,000	170,000
3/28/06	4.58	55,000	55,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

6

Certificates of Deposit continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
New York Branch, Yankee Dollar, Foreign Banks – continued
Skandinaviska Enskilda Banken AB
4/6/06	4.50% (d)	$ 200,000	$ 199,990
Societe Generale
3/13/06	4.54	11,000	10,999
Sumitomo Mitsui Banking Corp.
3/22/06	4.57	22,000	22,000
3/30/06	4.57	22,000	22,000
3/30/06	4.58	10,000	10,000
Toronto-Dominion Bank
4/18/06	3.92	75,000	75,000
Unicredito Italiano Spa
5/12/06	4.69 (d)	130,000	129,996
			2,061,690

TOTAL CERTIFICATES OF DEPOSIT			3,452,688

Commercial Paper 25.7%

Amsterdam Funding Corp.
3/20/06	4.54	45,000	44,893
Barclays U.S. Funding Corp.
3/28/06	4.54	289,000	288,024
Bavaria TRR Corp.
3/3/06	4.56	13,000	12,997
3/20/06	4.57	100,000	99,760
3/24/06	4.59	15,000	14,956
British Telecommunications PLC
3/6/06	4.61	13,000	12,992
3/8/06	4.60	9,000	8,992
3/9/06	4.58	9,000	8,991
3/9/06	4.60	5,000	4,995
3/10/06	4.58	8,000	7,991
Cafco LLC
3/27/06	4.55	20,000	19,935
3/30/06	4.56	45,000	44,836
Capital One Multi-Asset Execution Trust
4/4/06	4.54	20,000	19,915
Charta LLC
3/15/06	4.55	30,000	29,947

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Citibank Credit Card Master Trust I (Dakota Certificate Program)
3/2/06	4.55%	$ 105,000	$ 104,987
3/3/06	4.54	49,350	49,338
3/3/06	4.55	15,000	14,996
4/3/06	4.53	110,000	109,547
4/4/06	4.53	35,000	34,852
Citigroup Funding, Inc.
3/2/06	4.54	30,000	29,996
3/23/06	4.54	45,000	44,876
3/28/06	4.55	35,000	34,881
4/6/06	4.53	43,800	43,603
Comcast Corp.
3/1/06	4.61 (b)	6,000	6,000
3/13/06	4.62 (b)	52,000	51,920
3/14/06	4.62 (b)	10,000	9,983
Countrywide Financial Corp.
3/1/06	4.57	31,000	31,000
3/3/06	4.56	20,000	19,995
3/15/06	4.57	48,000	47,915
3/27/06	4.57	70,000	69,771
3/27/06	4.58	25,000	24,918
3/28/06	4.58	45,000	44,846
5/26/06	4.81	50,000	49,433
Credit Suisse First Boston New York Branch
3/2/06	4.54	225,000	224,972
DaimlerChrysler NA Holding Corp.
3/2/06	4.67	26,000	25,997
3/7/06	4.67	4,500	4,497
3/10/06	4.67	5,000	4,994
3/17/06	4.67	17,000	16,965
3/21/06	4.67	26,000	25,933
3/22/06	4.71	17,000	16,953
3/29/06	4.73	9,000	8,967
Dominion Resources, Inc.
3/21/06	4.62	9,000	8,977
3/28/06	4.63	5,000	4,983
Emerald (MBNA Credit Card Master Note Trust)
3/14/06	4.48	55,000	54,912
3/21/06	4.54	25,352	25,288
3/29/06	4.54	20,000	19,930
4/5/06	4.53	20,000	19,913
4/5/06	4.60	38,200	38,031

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
FCAR Owner Trust
4/4/06	4.52%	$ 50,000	$ 49,789
4/5/06	4.52	15,000	14,935
7/17/06	4.76	85,000	83,485
7/25/06	4.75	25,000	24,530
Federated Retail Holdings, Inc.
3/2/06	4.60	15,000	14,998
3/3/06	4.59	13,000	12,997
Fortune Brands, Inc.
3/1/06	4.60	4,500	4,500
4/3/06	4.68	3,000	2,987
4/10/06	4.72	4,000	3,979
4/20/06	4.76	4,000	3,974
4/24/06	4.76	17,000	16,880
4/26/06	4.79	13,000	12,904
5/3/06	4.79	4,000	3,967
France Telecom SA
3/2/06	4.60 (b)	9,000	8,999
3/6/06	4.60 (b)	9,000	8,994
3/21/06	4.57 (b)	17,500	17,456
3/27/06	4.61 (b)	50,000	49,835
4/20/06	4.65 (b)	17,500	17,388
5/3/06	4.74 (b)	9,000	8,926
Giro Funding US Corp.
3/2/06	4.55	30,000	29,996
3/24/06	4.56	15,000	14,957
3/27/06	4.60	26,000	25,914
Intesa Funding LLC
3/27/06	4.55	110,000	109,641
John Deere Capital Corp.
3/20/06	4.59	10,000	9,976
Jupiter Securitization Corp.
3/17/06	4.54	35,000	34,930
Kellogg Co.
3/6/06	4.61	6,000	5,996
3/8/06	4.60	9,000	8,992
3/27/06	4.59	4,000	3,987
4/18/06	4.72	11,000	10,931
4/25/06	4.73	11,000	10,921
Liberty Street Funding Corp.
3/21/06	4.54	20,000	19,950

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Market Street Funding Corp.
3/2/06	4.54%	$ 112,061	$ 112,047
3/27/06	4.55	150,000	149,510
Monument Gardens Funding
3/23/06	4.57	25,000	24,930
3/23/06	4.58	35,000	34,902
4/21/06	4.69	20,000	19,868
5/22/06	4.77	10,000	9,893
5/23/06	4.79	15,000	14,836
Motown Notes Program
3/7/06	4.56	35,000	34,974
3/20/06	4.59	15,000	14,964
4/7/06	4.54	40,000	39,815
4/10/06	4.56	21,000	20,895
5/2/06	4.68	10,000	9,920
5/3/06	4.70	31,300	31,046
Nissan Motor Acceptance Corp.
3/20/06	4.53	17,500	17,459
3/23/06	4.56	13,000	12,964
5/30/06	4.84	8,418	8,317
Paradigm Funding LLC
3/28/06	4.55	33,000	32,888
Park Granada LLC
3/1/06	4.56	35,000	35,000
3/27/06	4.55	60,000	59,804
3/27/06	4.57	76,913	76,661
3/28/06	4.55	75,000	74,746
3/28/06	4.57	9,000	8,969
Park Sienna LLC
3/24/06	4.54	20,000	19,942
Strand Capital LLC
3/14/06	4.26	35,000	34,947
4/10/06	4.57	10,000	9,950
4/28/06	4.65	12,000	11,911
Stratford Receivables Co. LLC
3/6/06	4.54	40,000	39,975
3/6/06	4.56	21,382	21,369
3/8/06	4.53	5,440	5,435
3/14/06	4.56	45,000	44,926
3/15/06	4.57	40,000	39,929

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Stratford Receivables Co. LLC – continued
3/16/06	4.55%	$ 50,109	$ 50,015
3/16/06	4.56	41,645	41,566
3/20/06	4.53	20,000	19,953
3/20/06	4.58	15,000	14,964
3/27/06	4.59	16,535	16,481
4/6/06	4.63	55,000	54,747
4/18/06	4.68	45,000	44,722
The Walt Disney Co.
4/18/06	4.68	43,000	42,735
Weatherford International Ltd.
3/1/06	4.61 (b)	2,928	2,928
3/13/06	4.60 (b)	6,000	5,991
3/22/06	4.56 (b)	9,000	8,976
3/24/06	4.62 (b)	20,000	19,941
5/24/06	4.86 (b)	6,491	6,418
TOTAL COMMERCIAL PAPER			3,993,336

U.S. Treasury Obligations 0.4%

U.S. Treasury Bills – 0.4%
8/3/06	4.50	72,230	70,862

Bank Notes 0.4%

M&I Marshall & Ilsley Bank
3/15/06	4.55 (d)	15,000	15,000
12/15/06	4.80	45,000	45,124
TOTAL BANK NOTES			60,124

Master Notes 3.0%

Goldman Sachs Group, Inc.
3/9/06	4.62 (d)(f)	135,000	135,000
3/10/06	4.63 (d)(f)	140,000	140,000
3/13/06	4.63 (d)(f)	88,000	88,000
5/30/06	4.85 (d)(f)	110,000	110,000
TOTAL MASTER NOTES			473,000

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Medium Term Notes 25.8%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
AIG Matched Funding Corp.
3/15/06	4.51% (d)	$ 95,000	$ 95,000
4/3/06	4.54 (d)	80,000	80,000
4/11/06	4.57 (d)	80,000	80,000
4/23/06	4.62 (d)	85,000	85,000
Allstate Life Global Funding II
3/8/06	4.59 (b)(d)	20,000	20,000
3/15/06	4.59 (b)(d)	15,000	15,000
3/15/06	4.63 (b)(d)	20,000	20,000
3/27/06	4.57 (b)(d)	17,000	17,000
American Express Credit Corp.
3/20/06	4.62 (b)(d)	50,000	49,993
ASIF Global Financing XXX
3/23/06	4.58 (b)(d)	80,000	80,000
Australia & New Zealand Banking Group Ltd.
3/23/06	4.55 (b)(d)	54,000	54,000
Bayerische Landesbank Girozentrale
4/18/06	4.58 (d)	135,000	135,000
5/19/06	4.78 (d)	125,000	125,000
BMW U.S. Capital LLC
3/15/06	4.54 (d)	24,000	24,000
Commonwealth Bank of Australia
3/24/06	4.54 (d)	57,000	57,000
Eli Lilly Services, Inc.
3/1/06	4.54 (b)(d)	40,000	40,000
GE Capital Assurance Co.
3/1/06	4.65 (d)(f)	30,000	30,000
General Electric Capital Corp.
3/7/06	4.59 (d)	191,000	191,000
3/9/06	4.67 (d)	100,000	100,000
3/17/06	4.67 (d)	158,000	158,016
HBOS Treasury Services PLC
3/24/06	4.57 (d)	145,000	145,000
5/22/06	4.84 (b)(d)	15,000	15,005
HSBC Finance Corp.
3/6/06	4.56 (d)	150,000	150,000
3/24/06	4.56 (d)	62,000	62,000
HSH Nordbank AG
3/23/06	4.57 (b)(d)	64,000	64,000
ING USA Annuity & Life Insurance Co.
3/24/06	4.60 (d)(f)	33,000	33,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
MBIA Global Funding LLC
4/18/06	4.56% (b)(d)	$ 27,000	$ 27,000
Merrill Lynch & Co., Inc.
3/6/06	4.63 (d)	35,000	35,029
3/15/06	4.55 (d)	71,000	71,000
Metropolitan Life Insurance Co.
3/6/06	4.56 (b)(d)	55,652	55,652
Morgan Stanley
3/1/06	4.67 (d)	20,000	20,000
3/6/06	4.63 (d)	35,000	35,000
3/15/06	4.60 (d)	46,000	46,000
3/27/06	4.65 (d)	90,000	90,002
Pacific Life Global Funding
3/6/06	4.59 (b)(d)	15,000	15,000
3/13/06	4.59 (d)	10,000	10,000
RACERS
3/22/06	4.57 (b)(d)	140,000	140,000
Royal Bank of Canada
3/10/06	4.60 (d)	15,000	15,000
Royal Bank of Scotland PLC
3/21/06	4.54 (b)(d)	230,000	230,000
SBC Communications, Inc.
6/5/06	4.02 (b)	41,575	41,614
Security Life of Denver Insurance Co.
5/30/06	4.89 (d)(f)	23,000	23,000
SLM Corp.
3/1/06	4.62 (b)(d)	85,000	85,000
Travelers Insurance Co.
5/17/06	4.85 (d)(f)	10,000	10,000
5/19/06	4.86 (d)(f)	10,000	10,000
Verizon Global Funding Corp.
3/15/06	4.60 (d)	315,000	315,000
Wachovia Asset Securitization Issuance LLC
3/27/06	4.57 (b)(d)	19,676	19,676
Washington Mutual Bank FA
3/15/06	4.55 (d)	24,000	24,000
Washington Mutual Bank, California
3/20/06	4.48 (d)	87,000	87,000
3/27/06	4.50 (d)	115,000	114,998
4/27/06	4.62 (d)	129,000	129,000
5/31/06	4.74 (d)	80,000	80,000

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Wells Fargo & Co.
3/2/06	4.62% (d)	$ 60,000	$ 60,000
3/15/06	4.56 (d)	147,500	147,500
WestLB AG
3/10/06	4.58 (b)(d)	67,000	67,000
Westpac Banking Corp.
3/13/06	4.49 (d)	30,000	30,000
White Pine Finance LLC
4/28/06	4.63 (b)(d)	58,000	57,999
TOTAL MEDIUM TERM NOTES			4,016,484
Short Term Notes 2.8%

Hartford Life Insurance Co.
3/1/06	4.56 (d)(f)	41,000	41,000
Jackson National Life Insurance Co.
4/1/06	4.67 (d)(f)	36,000	36,000
Metropolitan Life Insurance Co.
3/28/06	4.68 (b)(d)	20,000	20,000
4/3/06	4.65 (d)(f)	45,000	45,000
5/2/06	4.84 (d)(f)	20,000	20,000
Monumental Life Insurance Co.
3/1/06	4.71 (d)(f)	10,000	10,000
3/1/06	4.74 (d)(f)	45,000	45,000
New York Life Insurance Co.
4/3/06	4.66 (d)(f)	125,000	125,000
Transamerica Occidental Life Insurance Co.
5/2/06	4.85 (d)(f)	55,000	55,000
Travelers Insurance Co.
3/31/06	4.63 (d)(f)	35,000	35,000
TOTAL SHORT TERM NOTES			432,000
Municipal Securities 0.9%

California Statewide Cmntys. Dev. Auth. Rev. TRAN
Series C3, 3.93% 6/30/06		31,895	31,895
LoanStar Assets Partners LP Student Ln. Rev. Series A, 4.56%,
LOC State Street Bank & Trust Co., Boston, VRDN (d)		75,000	75,000
Michigan Gen. Oblig. Bonds (Multi Modal School Ln. Prog.)
Series 2005 B, 4.64% tender 10/11/06 (Liquidity Facility
DEPFA BANK PLC), CP mode		31,000	31,000
TOTAL MUNICIPAL SECURITIES			137,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Repurchase Agreements 20.9%
	Maturity	Value (Note 1)
	Amount (000s)	(000s)

In a joint trading account (Collateralized by U.S. Government
Obligations dated 2/28/06 due 3/1/06 At 4.5817%)	$ 311,768	$ 311,728
With:
Banc of America Securities LLC At 4.61%, dated 2/28/06
due 3/1/06 (Collateralized by Commercial Paper
Obligations valued at $91,800,000, 0%, 3/1/06 –
4/5/06)	90,012	90,000
Goldman Sachs & Co. At 4.66%, dated:
2/22/06 due 5/23/06 (Collateralized by Mortgage Loan
Obligations valued at $306,000,000, 0.34% – 9.08%,
2/17/09 – 3/15/46) (d)(e)	303,495	300,000
2/28/06 due 3/1/06 (Collateralized by Mortgage
Loan Obligations valued at $6,120,093, 6.63%,
11/15/30)	6,001	6,000
J.P. Morgan Securities, Inc. At 4.69%, dated 2/1/06 due
3/29/06 (Collateralized by Corporate Obligations valued
at $231,578,382, 6.7% – 12.99%, 6/20/08 -
3/1/11) (d)(e)	220,598	219,000
Lehman Brothers, Inc. At 4.62%, dated 2/28/06 due
3/1/06 (Collateralized by Corporate Obligations
valued at $612,000,376, 3.88% 8.88%, 3/15/06
2/15/36)	600,077	600,000
Merrill Lynch, Pierce, Fenner & Smith At:
4.61%, dated 2/28/06 due 3/1/06 (Collateralized by
Commercial Paper Obligations valued at
$145,861,613, 0%, 4/28/06 – 5/18/06)	143,018	143,000
4.64%, dated 2/28/06 due 3/1/06 (Collateralized by
Corporate Obligations valued at $306,002,267, 3.5% -
8.57%, 5/1/06 – 11/29/32)	300,039	300,000
4.69%, dated 1/23/06 due 4/21/06 (Collateralized by
Corporate Obligations valued at $241,719,745, 2.88%
– 13.5%, 10/9/06 – 4/1/37) (d)(e)	232,637	230,000
Morgan Stanley & Co. At:
4.63%, dated 2/1/06 due 3/29/06 (Collateralized by
Corporate Obligations valued at $107,151,979, 4.75%
– 14.2%, 2/15/09 – 6/1/15)	100,720	100,000

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Repurchase Agreements continued
	Maturity	Value (Note 1)
	Amount (000s)	(000s)
With: – continued
4.71%, dated 2/28/06 due 3/1/06 (Collateralized by
Corporate Obligations valued at $53,432,533, 0% -
4.5%, 9/15/10 – 6/15/33 and by Equity Securities
valued at $355,017,491)	$ 389,051	$ 389,000
Wachovia Securities, Inc. At 4.63%, dated 2/28/06
due 3/1/06 (Collateralized by Mortgage Loan
Obligations valued at $573,240,001, 0.09% – 7.84%,
1/20/08 - 6/10/48)	562,072	562,000
TOTAL REPURCHASE AGREEMENTS		3,250,728

TOTAL INVESTMENT PORTFOLIO 102.8%
(Cost $16,000,221)		16,000,221

NET OTHER ASSETS – (2.8)%		(440,569)
NET ASSETS 100%		$ 15,559,652

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend (a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $1,357,694,000
or 8.7% of net assets.

(c) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.

(e) The maturity amount is based on the
rate at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

(f) Restricted securities Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities
(excluding 144A issues) amounted to
$991,000,000 or 6.4% of net assets.

Additional information on each holding is as follows:

	Acquisition
Security	Date	Cost (000s)
GE Capital
Assurance Co.
4.65%, 3/1/06	4/1/05	$30,000
Goldman Sachs
Group, Inc.:
4.62%, 3/9/06	1/9/06	$135,000
4.63%, 3/13/06	10/11/05	$88,000
4.63%, 3/10/06	11/10/05	$140,000
4.85%, 5/30/06	8/26/04	$110,000
Hartford Life
Insurance Co.
4.56%, 3/1/06	12/16/03	$41,000
ING USA Annuity
& Life Insurance
Co. 4.60%,
3/24/06	6/23/05	$33,000
Jackson National
Life Insurance Co.
4.67%, 4/1/06	3/31/03	$36,000
Metropolitan Life
Insurance Co.:
4.65%, 4/3/06	3/26/02	$45,000
4.84%, 5/2/06	2/24/03	$20,000

	Acquisition
Security	Date	Cost (000s)
Monumental Life
Insurance Co.:
4.71%, 3/1/06	7/31/98	$10,000
4.74%, 3/1/06	3/12/99	$45,000
New York Life
Insurance Co.	2/28/02 -
4.66%, 4/3/06	12/19/02	$125,000
Security Life of
Denver Insurance
Co. 4.89%,
5/30/06	8/26/05	$23,000
Transamerica
Occidental Life
Insurance Co.
4.85%, 5/2/06	4/28/00	$55,000
Travelers
Insurance Co.:
4.63%, 3/31/06	4/1/05	$35,000
4.85%, 5/17/06	5/17/05	$10,000
4.86%, 5/19/06	8/18/05	$10,000

Income Tax Information

At August 31, 2005, the fund had a capital loss carryforward of approximately $798,000 of which $31,000 and $767,000 will expire on August 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	February 28, 2006 (Unaudited)

Assets
Investment in securities, at value
(including repurchase agreements of $3,250,728)
See accompanying schedule:
Unaffiliated issuers (cost $16,000,221)		$ 16,000,221
Receivable for fund shares sold		41,986
Interest receivable		52,325
Other affiliated receivables		52
Other receivables		249
Total assets		16,094,833

Liabilities
Payable for investments purchased on a delayed delivery
basis	$ 415,000
Payable for fund shares redeemed	114,435
Distributions payable	26
Accrued management fee	5,483
Other affiliated payables	237
Total liabilities		535,181

Net Assets		$ 15,559,652
Net Assets consist of:
Paid in capital		$ 15,560,563
Distributions in excess of net investment income		(75)
Accumulated undistributed net realized gain (loss) on
investments		(836)
Net Assets, for 15,560,356 shares outstanding		$ 15,559,652
Net Asset Value, offering price and redemption price per
share ($15,559,652 ÷ 15,560,356 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Statement of Operations
Amounts in thousands	Six months ended February 28, 2006 (Unaudited)

Investment Income
Interest (including $31 from affiliated interfund lending) .		$ 331,874

Expenses
Management fee	$ 33,598
Independent trustees’ compensation	34
Appreciation in deferred trustee compensation account	3
Total expenses before reductions	33,635
Expense reductions	(1,571)	32,064

Net investment income		299,810
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		90
Net increase in net assets resulting from operations		$ 299,900

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	February 28, 2006	August 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 299,810	$ 352,850
Net realized gain (loss)	90	(421)
Net increase in net assets resulting from operations	299,900	352,429
Distributions to shareholders from net investment income .	(299,777)	(352,883)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	5,273,767	9,455,945
Reinvestment of distributions	299,609	352,756
Cost of shares redeemed	(6,177,442)	(9,685,948)
Net increase (decrease) in net assets and shares
resulting from share transactions	(604,066)	122,753
Total increase (decrease) in net assets	(603,943)	122,299

Net Assets
Beginning of period	16,163,595	16,041,296
End of period (including distributions in excess of net
investment income of $75 and distributions in excess
of net investment income of $108, respectively)	$ 15,559,652	$ 16,163,595

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights
	Six months ended
	February 28, 2006	Years ended August 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment
income	019	.022	.008	.011	.020	.052
Distributions from net
investment income	(.019)	(.022)	(.008)	(.011)	(.020)	(.052)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.89%	2.23%	.83%	1.10%	1.97%	5.36%
Ratios to Average Net AssetsD
Expenses before
reductions	42%A	.42%	.42%	.42%	.42%	.42%
Expenses net of fee
waivers, if any	42%A	.42%	.42%	.42%	.42%	.42%
Expenses net of all
reductions	40%A	.41%	.42%	.41%	.41%	.38%
Net investment
income	3.77%A	2.21%	.82%	1.09%	1.94%	5.15%
Supplemental Data
Net assets,
end of period
(in millions)	$15,560	$16,164	$16,041	$16,127	$15,342	$13,414

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements.
Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by com pliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity money market funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Semiannual Report

22

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Book tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$—
Cost for federal income tax purposes	$16,000,221

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily	Weighted Average
Borrower or Lender	Loan Balance	Interest Rate
Lender	$13,731	4.07%

4. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee. During the period, these credits reduced the fund’s management fee by $1,571.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

24

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Retirement Money Market Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

26

27 Semiannual Report

Semiannual Report

28

29 Semiannual Report

Semiannual Report

30

31 Semiannual Report

Investment Adviser
Fidelity Management &
Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity International
Investment Advisors
Fidelity International Investment
Advisors (U.K.) Limited
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

RMM-SANN-0406 428717.1.0 1.700934.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Money Market Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 10, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	April 10, 2006